Debt - Schedule of Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Apr. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Total debt		$ 225,000
Capital leases	$ 3,127		$ 3,765	$ 2,640
Other leases	2		12	51
Less deferred debt issuance costs	(4,345)		(1,052)	(1,176)
Total debt	176,451		152,189	73,227
Less current portion of long term debt	(5,034)		(7,143)	(2,262)
Long- term debt, less current portion	171,417		145,046	70,965
Term Loan Facility
Line of Credit Facility [Line Items]
Total debt	174,453	175,000	48,750	50,000
Revolving Line of Credit
Line of Credit Facility [Line Items]
Total debt		$ 50,000	97,590	20,000
Equipment Line Of Credit
Line of Credit Facility [Line Items]
Total debt	$ 3,214		$ 3,124	$ 1,712